OTHER ASSETS AND OTHER LIABILITIES, Movement of Provision for Sundry Risks (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Balance at the beginning of the year	S/ 642,520	[1]	S/ 624,149		S/ 614,012
Provision, Note 25	315,214		95,873		43,846
(Decrease), net	(310,995)		(77,502)		(33,709)
Balances at the end of the year	S/ 646,739	[1]	S/ 642,520	[1]	S/ 624,149

[1]	The movement of the provision for sundry risks for the years ended December 31, 2024, 2023 and 2022 was as follows: